Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share
Earnings per share

6.Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the potentially dilutive instruments into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted loss per share computations for the three and six months ended June 30, 2025 and 2024:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	30,891	9,311	16,625	14,714

Weighted average number of ordinary shares for basic earnings per share	18,124,482	18,295,642	18,131,797	18,113,102
Weighted average number of ordinary shares for diluted earnings per share	18,420,761	18,453,001	18,519,769	18,270,461
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	1.70	0.51	0.92	0.81
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	1.68	0.50	0.90	0.81

The Company does not consider the effect of its public warrants, and its private placement warrants in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in the calculation of the basic and diluted earnings per share due to the expiration of the right to their receipt in respect of the entire number of 2,000,000 deferred exchange shares as of the reporting date.